GOODWILL AND INTANGIBLE ASSETS, NET, Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Roll Forward]
Beginning balance	$ 19,206
Addition from acquisition	531,174
Ending balance	$ 550,380